Accounts Receivable-Third Parties	6 Months Ended
Jun. 30, 2021
Accounts Receivable-Third Parties

5. Accounts Receivable—Third Parties

Accounts receivable from contracts with customers, net of allowance for credit losses, consisted of the following:

	June 30,	December 31,
	2021	2020

	(in US$’000)
Accounts receivable, gross	57,978	46,743
Allowance for credit losses	(25)	(95)
Accounts receivable, net	57,953	46,648

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

Movements on the allowance for credit losses:

	2021	2020

	(in US$’000)
As at January 1	95	16
Increase in allowance for credit losses	21	8
Decrease in allowance due to subsequent collection	(92)	(16)
Exchange difference	1	—
As at June 30	25	8

An aging analysis based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2021	2020

	(in US$’000)
Not later than 3 months	53,601	42,434
Between 3 months to 6 months	3,191	3,118
Between 6 months to 1 year	6	23
Later than 1 year	1,180	1,168
Accounts receivable, gross	57,978	46,743